SHARE-BASED COMPENSATION	12 Months Ended
Sep. 30, 2025
Share-Based Payment Arrangement [Abstract]
SHARE-BASED COMPENSATION

NOTE 19. SHARE-BASED COMPENSATION

Share-based payments to employees, officers, directors, and external persons

On November 18, 2024, the Company adopted the 2024 Plan which enables the Group to attract and retain services of the best available personnel for positions of substantial responsibility, to provide additional incentive to employees, officers, directors and external persons, and to promote the success of the business of the Company and other members of the Group. The maximum aggregate number of options, restricted shares, restricted share units and shares that may be issued under the 2024 Plan will be equal to 1,000,000 ordinary shares (100,000 Class A ordinary shares, after taking into consideration of the share consolidation and re-designation of share capital (see Note 15)) of the Company.

During the year ended September 30, 2025, the Group granted 600,000 restricted shares to directors under the 2024 Plan, of which 200,000 restricted shares (20,000 restricted shares, after taking into consideration of the share consolidation and re-designation of share capital (see Note 15)) have been vested during the year ended September 30, 2025. The vesting condition requires the grantees to provide continuing service from the date of grant through each vesting date which are December 9, 2024, 2025, and 2026.

The fair value of share-based awards was determined based on the market price of the Group’s common stock at the date of grant. The share-based compensation of HK$2.9 million was recognized as expense under selling, general and administrative expenses on the consolidated statements of operations during the year ended September 30, 2025.

As of September 30, 2025, unrecognized compensation expense amounted to HK$4.3 million which will be recognized over a weighted average period of 1.2 years.

Share-based payments to service providers

On April 26, 2024, the Company entered into a service agreement with Chengdu Xiaohou Information Technology Limited (“Xiaohou”), pursuant to which the Company has allotted and issued 397,500 shares to the Xiaohou as a service fee for providing market research consultancy services (see Note 15).

The fair value of share-based awards was determined based on the market price of the Group’s common stock at the date of grant. The share-based compensation of HK$1.4 million and HK$5.2 million was recognized as expense under selling, general and administrative expenses on the consolidated statements of operations during the year ended September 30, 2024 and 2025, respectively. As of September 30, 2025, the compensation expense was fully recognized.

On September 16, 2025, the Company entered into a service agreement with VBG, pursuant to which the Company has allotted and issued 80,000 shares to the VBG as a service fee for investor-searching services over a one-year period (see Note 15).

The fair value of share-based awards was determined based on the market price of the Group’s common stock at the date of grant. The share-based compensation of HK$0.3 million was recognized as expense under selling, general and administrative expenses on the consolidated statements of operations during the year ended September 30, 2025.

As of September 30, 2025, unrecognized compensation expense amounted to HK$3.7 million which will be recognized over a weighted average period of 0.9 years.